September 30, 2016

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549

RE:	Principal Life Insurance Company Separate Account B
Registration on Form N-4

To whom it may concern:

Transmitted herewith for filing is an initial registration statement for the Principal Lifetime Income Solutions II Variable Annuity.

The following Exhibit identified under Item 24 of the Form N-4 will be filed as part of a subsequent pre-effective amendment: copy of distribution contract between registrant and the principal underwriter.

We understand that the registrant is responsible for the accuracy and adequacy of the disclosures in the filing and that staff comments or our changes to the disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Please direct all comments and questions regarding this filing to the undersigned. In advance, thank you for your assistance with this filing.

Sincerely,

/s/ Doug Hodgson

Doug Hodgson
Counsel, Registrant
711 High Street
Des Moines, IA 50392-0300
(515) 362-2384
Hodgson.Doug@principal.com